FINANCIAL INSTRUMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [line items]
Discounted operating lease	$ 4,717
Office and storage spaces [Member]
Disclosure of detailed information about hedges [line items]
Discounted operating lease	4,023
Vehicles [Member]
Disclosure of detailed information about hedges [line items]
Discounted operating lease	663
Office equipment [Member]
Disclosure of detailed information about hedges [line items]
Discounted operating lease	31
Cash flow hedges [Member]
Disclosure of detailed information about hedges [line items]
Fair value of derivative instrument designated as hedging instrument	13
Open transactions for derivative instruments designated as hedging	371
Net unrecognized loss recorded in other comprehensive loss	65
Derivatives instruments not designated as hedging [Member]
Disclosure of detailed information about hedges [line items]
Fair value of the derivative instruments	2
Open transactions for derivative instruments not designated as hedging	$ 6,316